Condensed Consolidated Statements of Operations -10Q (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Operating expenses:
Acquired in-process research and development	$ 0	$ 0	$ 3,087,832	$ 0
Research and development	739,598	468,671	2,511,438	1,046,662
General and administrative	828,464	182,389	1,834,645	755,962
Loss from operations	(1,568,062)	(651,060)	(7,433,915)	(1,802,624)
Interest expense	(1,261)	(95,211)	(64,555)	(566,790)
Change in fair value of convertible promissory notes	0	(129,966)	9,317	9,798,628
Other income	126,531	0	124,148	0
Net (loss) income	$ (1,442,792)	$ (876,237)	$ (7,365,005)	$ 7,429,214
Net income (loss) per share - basic (in dollars per share)	$ (4.00)	$ (2.52)	$ (20.74)	$ 4.04
Net income (loss) per share - diluted (in dollars per share)	$ (4.00)	$ (2.52)	$ (20.74)	$ (3.35)
Weighted average common shares outstanding - basic (in shares)	361,067	348,382	355,087	348,348
Weighted average common shares outstanding - diluted (in shares)	361,067	348,382	355,087	2,337,027